Shareholders equity - Restricted stock unit (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,708
Number of other equity instruments outstanding in share-based payment arrangement at end of period	98,894	102,708
Restricted Share Units
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	102,708	108,978
Granted	54,643	37,065
Settled	(58,457)	(42,328)
Forfeited		(1,007)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	98,894	102,708
Fair value of RSUs granted | $	$ 7.2	$ 5.0
Number of trading days immediately preceding the date of conversion or award grant for determining fair value	5 days
Stock-based compensation expenses | $	$ 6.3	3.4
Capitalised to royalty, stream and working interest | $	0.2	0.1
Total unrecognized non-cash stock-based compensation expense | $	$ 8.7	$ 7.7
Expected to be recognized over weighted average period	2 years 2 months 12 days	2 years 1 month 6 days
Performance based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	66,996	65,972
Granted	38,803	22,519
Settled	(39,005)	(20,883)
Forfeited		(612)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	66,794	66,996
Time-based RSU
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	35,712	43,006
Granted	15,840	14,546
Settled	(19,452)	(21,445)
Forfeited		(395)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	32,100	35,712